Derivative Instruments and Hedging Activities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative	$ 0	$ 4,100,000
Not Designated as Hedging Instrument [Member] | Put Option Embedded Derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	1,496,000	658,000
Interest Rate Caps [Member]
Derivatives, Fair Value [Line Items]
Notional value		2,400,000,000
Interest Rate Caps [Member] | Not Designated as Hedging Instrument [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative	$ 0	$ 22,336,000
Series B Senior Notes [Member]
Derivatives, Fair Value [Line Items]
Percentage of repurchase of notes	101.00%